ACQUISITIONS AND DIVESTITURES (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Carrying Amount of Major Assets and Liabilities Associated with Disposition

The carrying amounts of the major classes of assets and liabilities associated with the disposition were as follows:

	December 31,
	2013	2012
	(In millions)
ASSETS
Current assets	$150	$174
Net property and equipment	1,416	1,621
Other assets	12	40

Total assets	$1,578	$1,835

LIABILITIES
Current debt	$51	$69
Other current liabilities	95	105
Asset retirement obligations	91	83
Other long-term liabilities	21	39

Total liabilities	$258	$296

Summary of Sales and Other Operating Revenue and Loss from Discontinued Operation Related to Disposition

Sales and other operating revenues and loss from discontinued operations related to the Argentina disposition were as follows:

	For the Year Ended December 31,
	2013	2012	2011
	(In millions)
Revenues and other from discontinued operations	$494	$514	$437

Income (loss) from discontinued operations, net of tax	$(192)	$14	$12

2012 Acquisitions [Member]
Assets Acquired and Liabilities Assumed as of Acquisition Date

The following table summarizes the final estimates of the assets acquired and liabilities assumed in the acquisition.

(In millions)
Current assets	$39
Proved properties	1,040
Unproved properties	2,299
Gathering, transmission, and processing facilities	1
Goodwill(1)	173
Deferred tax asset	64

Total assets acquired	$3,616

Current liabilities	88
Deferred income tax liabilities	237
Other long-term obligations	5

Total liabilities assumed	$330

Net assets acquired	$3,286

(1)	Goodwill was the excess of the consideration transferred over the net assets recognized and represents the future economic benefits arising from assets acquired that could not be individually identified and separately recognized. Goodwill is not deductible for tax purposes.

2011 Acquisitions [Member]
Assets Acquired and Liabilities Assumed as of Acquisition Date

The following table summarizes the final estimates of the assets acquired and liabilities assumed in the acquisition.

(In millions)
Current assets	$219
Proved properties	2,341
Unproved properties	476
Gathering, transmission, and processing facilities	338
Goodwill(1)	84

Total assets acquired	$3,458

Current liabilities	148
Asset retirement obligation	517
Deferred income tax liabilities	1,546
Other long-term obligations	1

Total liabilities assumed	$2,212

Net assets acquired	$1,246

(1)	Goodwill was the excess of the consideration transferred over the net assets recognized and represents the future economic benefits arising from assets acquired that could not be individually identified and separately recognized. Goodwill is not deductible for tax purposes.